Basis of Presentation and Summary of Significant Accounting Policies (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Advances to suppliers	$ 9,408	$ 291,023
Less: reserve for doubtful account	(4,965)	(5,801)
Total	$ 4,443	$ 285,222